Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

The Company did not issue any new stock options during the quarter ended September 30, 2024. The following table shows stock option activity for the year ended December 31, 2023 and quarter ended June 30, 2024:

Weighted
				Weighted	Average
	Shares	Outstanding	Average	Remaining	Aggregate
	Available	Stock	Exercise	Contractual	Intrinsic
	for Grant	Awards	Price	Life (years)	Value
Outstanding at December 31,
2023	10,455	17,283	$8.20	2.4	$944,544
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/cancelled	-	-	-	-
Outstanding at September 30, 2024	10,455	17,283	$8.20	1.65	$944,544

					Weighted
				Weighted	Average
	Shares	Outstanding	Average	Remaining	Aggregate
	Available	Stock	Exercise	Contractual	Intrinsic
	for Grant	Awards	Price	Life (years)	Value
Outstanding at December 31, 2021	13,461	17,283	$19.40	4.4	$2,061,303
Granted	-	-	-	-
Exercised		(3,006)	(13.40)	-
Forfeited/cancelled	(3,006)	3,006	13.40	-
Outstanding at December 31, 2022	10,455	17,283	8.20	3.4	944,544
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/cancelled (uncancelled)	-	-	-	-
Outstanding at December 31, 2023	10,455	17,283	$8.20	2.4	$944,544

Schedule of Restricted Stock Awards Activity

The Company had restricted stock activity summarized as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Fair Value
Outstanding at December 31, 2023	-	$-
Granted	3,101,277	1.40
Vested	3,101,277	1.40
Forfeited/cancelled	-	-
Restricted shares unvested at March 31, 2024	-	-
Granted **	2,669,932	1.05
Vested **	2,669,932	1.05
Forfeited/cancelled	-
Restricted shares unvested at June 30, 2024	-	$-
Granted**	2,654,281	0.86
Vested**	2,654,281	0.86
Restricted shares unvested at September 30, 2024	-	-

Add rows for Q3 and the balance at September 30, 2024

**	Of the shares granted during the quarters ending June 30, 2024 and September 30, 2024 approximately 1.75 millionn and 2.1 million shares were granted in lieu of making cash payments to satisfy accrued liabilities and approximately 900K shares were issued to compensate for consulting services incurred during the quarter. All shares were registered in the S1 filing and no longer restricted.

The Company had restricted stock activity summarized as follows:

		Weighted
		Average
	Number of	Grant
	Shares	Fair Value
Outstanding at December 31, 2021	191,622	$295.00
Granted	-	-
Vested	-	-
Forfeited/cancelled	-	-
Restricted shares unvested at December 31, 2022	191,622	$295.00

Outstanding at December 31, 2022	191,622	$295.00
Granted	350,000	2.91
Vested	398,590	2.91
Forfeited/cancelled	(143,032)	-
Restricted shares unvested at December 31, 2023	-	$-